ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable and the allowance for doubtful accounts consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$
Accounts receivable	149,745	293,710	47,144
Allowance for doubtful debts	(2,121)	(341)	(55)

	147,624	293,369	47,089

Analysis of Allowance for Doubtful Accounts

An analysis of the allowance for doubtful accounts is as follows:

	For the year ended December 31,
	2011	2012
	RMB	RMB	US$
Balance at beginning of the year	2,453	2,121	341
Provision	183	538	86
Write-off of accounts receivable	(515)	(2,318)	(372)

Balance at the end of the year	2,121	341	55